Pension and similar obligations - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	84
Present value of funded obligations	$ 4,784	$ 4,604
Employee benefit net	1,661	1,523
Increase in fair value of the plan assets	75
Actual return on plans assets resulting to gain (losses)	$ 311	$ (927)
Weighted average duration of the benefit benefit obligation	11 years	11 years 4 months 24 days
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plans	$ 166	$ 164	$ 147
Increase in defined benefit obligations	$ 212
Retirement or Leaving Service Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	65
Medical Cost Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	15
Medical Cost Plans [Member] | Brazil [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 113
Other Long Term Employee Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	4
Active Employees [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 1,100
Deferred [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	1,000
Members in Retirement [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	3,300
Funded Defined Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	229
Unfunded Defined Benefit Plans And Post Retirement Medical Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	$ 76